Shareholder Report, Average Annual Return (Details) 1014064_Putnam PanAgora ESG Emerging Markets Equity ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	39 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Putnam PanAgora ESG Emerging Markets Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam PanAgora ESG Emerging Markets Equity ETF (NAV)
Average Annual Return, Percent	51.99%	18.59%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	32.20%	16.03%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	46.68%	17.04%